Restricted Net Assets - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted Net Assets
Profit after taxation transferred to general reserve fund	10.00%
Maximum profit after taxation transferred to general reserve fund	50.00%
General reserve fund of PRC subsidiaries	¥ 556,688	¥ 512,649
Restricted share capital of PRC subsidiaries	2,303,861	2,298,409
Restricted net assets	¥ 2,879,192	¥ 2,827,254